Commitments	9 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments
12.	Commitments

Operating Leases

During June 2008, the Company entered into a lease for approximately 8,300 (as stated) square feet of office and manufacturing space in Natick, Massachusetts under a two-year lease. Subsequently, the lease was amended to extend the lease term to four years expiring in November 2012, and then further extended to expire on March 31, 2013. The lease terms include escalating rents over the life of the lease and rent expense will be recognized over the life of the lease on a straight-line basis. The difference between the amount expensed and actual rent payments are recorded as an accrued expense in the consolidated balance sheets.

During October 2012, the Company entered into a 60-month operating lease for approximately 26,400 (as stated) square feet at its new corporate headquarters and manufacturing plant in Waltham, Massachusetts. In connection with the lease, the Company was required to post a cash security deposit in the amount of $401, subject to reduction every six months during the lease term. The short-term portion and long-term portion of the refundable deposit are recorded on the consolidated balance sheet in prepaid expenses and other current assets and deposits – long term, respectively. The lease terms include escalating rents over the life of the lease and rent expense will be recognized over the life of the lease on a straight-line basis. The difference between the amount expensed and actual rent payments are recorded as a deferred rent included within accrued expense in the consolidated balance sheets.

Total rent expense was $174, $584, $444 and $423 for the fiscal years 2012 and 2013 and the nine months ended September 30, 2013 and September 30, 2014, respectively. At December 31, 2013, the Company’s future minimum lease payments are indicated below:

Total Lease Payments
Year ending December 31:
2014	$547
2015	560
2016	573
2017	586
2018	49
Thereafter	—
Total	$2,315